Consolidated Statement of Cash Flows - Titan Holdings Corp [Member]	Dec. 31, 2025 USD ($)
Cash flows from operating activities
Net loss	$ (6,576)
Adjustments to reconcile net loss to cash provided by operating activities
Accounts payable	6,576
Net cash used by operating activities
CASH FLOWS FROM FINANCING ACTIVITIES:
DECREASE IN CASH AND CASH EQUIVALENTS
Cash, beginning of year
Cash, end of year
Noncash investing and financing activities
Common stock issued in exchange for a stock subscription receivable	$ 100